FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA AA

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA AA

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA AA

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA AA indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA AA as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares	ProFund VP Utilities
Access VP High Yield	TA Aegon High Yield Bond Service Class
Fidelity® VIP Index 500 Service Class 2	TA Aegon Sustainable Equity Income Service Class
Franklin Allocation Class 4 Shares	TA Aegon U.S. Government Securities Service Class
ProFund VP Asia 30	TA BlackRock Global Real Estate Securities Service Class
ProFund VP Basic Materials	TA BlackRock Government Money Market Service Class
ProFund VP Bull	TA BlackRock iShares Edge 40 Service Class
ProFund VP Consumer Services	TA BlackRock Tactical Allocation Service Class
ProFund VP Emerging Markets	TA International Growth Service Class
ProFund VP Europe 30	TA Janus Balanced Service Class
ProFund VP Falling U.S. Dollar	TA Janus Mid-Cap Growth Service Class
ProFund VP Financials	TA JPMorgan Core Bond Service Class
ProFund VP Government Money Market	TA JPMorgan Enhanced Index Service Class
ProFund VP International	TA JPMorgan Tactical Allocation Service Class
ProFund VP Japan	TA Managed Risk - Balanced ETF Initial Class
ProFund VP Mid-Cap	TA Managed Risk - Growth ETF Initial Class
ProFund VP NASDAQ-100	TA Managed Risk - Growth ETF Service Class
ProFund VP Oil & Gas	TA Morgan Stanley Capital Growth Service Class
ProFund VP Pharmaceuticals	TA Multi-Managed Balanced Service Class
ProFund VP Precious Metals	TA PIMCO Tactical - Balanced Service Class
ProFund VP Short Emerging Markets	TA PIMCO Tactical - Conservative Service Class
ProFund VP Short International	TA PIMCO Tactical - Growth Service Class
ProFund VP Short NASDAQ-100	TA PIMCO Total Return Service Class
ProFund VP Short Small-Cap	TA QS Investors Active Asset Allocation - Conservative Service Class
ProFund VP Small-Cap	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
ProFund VP Small-Cap Value	TA Small/Mid Cap Value Service Class

ProFund VP Telecommunications	TA T. Rowe Price Small Cap Service Class
ProFund VP U.S. Government Plus	TA WMC US Growth Service Class
ProFund VP UltraSmall-Cap

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA AA based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA AA in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA AA since 2014.

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Wealth Strategy Class B Shares	-	$-	$-	$-	$-	-	$2.484579	$12.802946
Access VP High Yield	-	-	-	-	-	-	1.966750	10.860412
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-	2.761287	16.440974
Franklin Allocation Class 4 Shares	-	-	-	-	-	-	2.595190	12.372865
ProFund VP Asia 30	0.027	2	2	(2)	-	-	1.059551	16.915604
ProFund VP Basic Materials	-	-	-	-	-	-	1.393722	12.657692
ProFund VP Bull	745.101	38,477	44,244	(1)	44,243	18,711	2.243782	15.417565
ProFund VP Consumer Services	-	-	-	-	-	-	3.777637	17.530078
ProFund VP Emerging Markets	121.528	3,840	4,453	(3)	4,450	4,637	0.916614	16.169577
ProFund VP Europe 30	-	-	-	-	-	-	0.804465	10.100240
ProFund VP Falling U.S. Dollar	-	-	-	-	-	-	0.626693	9.733456
ProFund VP Financials	-	-	-	-	-	-	1.221890	12.400391
ProFund VP Government Money Market	15.213	15	15	(15)	-	-	0.919915	9.448573
ProFund VP International	-	-	-	-	-	-	0.842724	11.770706
ProFund VP Japan	-	-	-	-	-	-	1.172371	13.182272
ProFund VP Mid-Cap	905.239	15,741	16,430	(4)	16,426	7,569	2.066314	12.359533
ProFund VP NASDAQ-100	-	-	-	-	-	-	4.667023	23.407808
ProFund VP Oil & Gas	-	-	-	-	-	-	0.473927	5.069582
ProFund VP Pharmaceuticals	-	-	-	-	-	-	2.248249	12.180847
ProFund VP Precious Metals	-	-	-	-	-	-	0.579465	14.793440
ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.199353	4.194208
ProFund VP Short International	-	-	-	-	-	-	0.292861	5.975264
ProFund VP Short NASDAQ-100	-	-	-	-	-	-	0.063385	2.831404
ProFund VP Short Small-Cap	-	-	-	-	-	-	0.103759	4.872662
ProFund VP Small-Cap	218.234	7,301	8,690	2	8,692	4,016	2.053897	12.925416
ProFund VP Small-Cap Value	1,606.399	64,401	68,143	-	68,143	34,507	1.880621	10.600555
ProFund VP Telecommunications	-	-	-	-	-	-	1.118162	9.028545
ProFund VP U.S. Government Plus	0.191	5	6	(6)	-	-	2.311295	13.732353
ProFund VP UltraSmall-Cap	-	-	-	-	-	-	2.113284	13.999959
ProFund VP Utilities	-	-	-	-	-	-	1.819405	12.723928
TA Aegon High Yield Bond Service Class	8,069.182	61,252	62,859	-	62,859	29,930	1.994389	11.539861
TA Aegon Sustainable Equity Income Service Class	-	-	-	-	-	-	1.521840	10.733687
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-	1.432319	11.039543
TA BlackRock Global Real Estate Securities Service Class	538.695	6,523	6,136	(2)	6,134	4,927	1.189113	11.390942
TA BlackRock Government Money Market Service Class	443,460.790	443,461	443,461	12	443,473	444,161	0.947166	9.595327
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	1.250292	12.226973
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-	1.464109	13.109548
TA International Growth Service Class	518.376	3,231	4,987	-	4,987	3,020	1.577246	14.802571
TA Janus Balanced Service Class	-	-	-	-	-	-	2.020180	14.984372
TA Janus Mid-Cap Growth Service Class	2,756.182	110,912	113,114	(3)	113,111	41,855	2.572802	18.852080
TA JPMorgan Core Bond Service Class	-	-	-	-	-	-	1.601906	11.177268
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-	2.722117	16.316736

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA JPMorgan Tactical Allocation Service Class	-	$-	$-	$-	$-	-	$1.524123	$12.232159
TA Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-	1.680540	12.187760
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	1.775691	12.732196
TA Managed Risk - Growth ETF Service Class	-	-	-	-	-	-	1.479855	12.601031
TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-	6.689511	37.024895
TA Multi-Managed Balanced Service Class	1,793.892	23,456	29,814	1	29,815	12,293	2.316751	14.206828
TA PIMCO Tactical - Balanced Service Class	-	-	-	-	-	-	1.474308	12.600242
TA PIMCO Tactical - Conservative Service Class	-	-	-	-	-	-	1.401917	12.547093
TA PIMCO Tactical- Growth Service Class	-	-	-	-	-	-	1.455407	13.003180
TA PIMCO Total Return Service Class	2,409.551	28,721	28,818	-	28,818	17,515	1.568758	11.244303
TA QS Investors Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-	1.423555	11.914885
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-	1.437661	11.378517
TA Small/Mid Cap Value Service Class	998.985	17,889	18,551	(2)	18,549	7,720	2.288314	12.079715
TA T. Rowe Price Small Cap Service Class	7,728.397	123,243	135,324	(4)	135,320	34,609	3.723699	16.869001
TA WMC US Growth Service Class	-	-	-	-	-	-	3.030153	22.596365

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	AB Balanced Wealth Strategy Class B Shares Subaccount	Access VP High Yield Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund VP Asia 30 Subaccount

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$6,983

Investment Income:
Reinvested Dividends	-	494	-	-	20
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	37	-	-	110

Net Investment Income (Loss)	-	457	-	-	(90)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	384	-	-	848

Net Realized Capital Gains (Losses) on Investments	-	384	-	-	848
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	1,392

Net Gain (Loss) on Investment	-	384	-	-	2,240

Net Increase (Decrease) in Net Assets Resulting from Operations	-	841	-	-	2,150

Increase (Decrease) in Net Assets from Contract Transactions	-	(841)	-	-	51,593

Total Increase (Decrease) in Net Assets	-	-	-	-	53,743

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$60,726

Investment Income:
Reinvested Dividends	-	-	-	-	115
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	104

Net Investment Income (Loss)	-	-	-	-	11

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	1,046
Realized Gain (Loss) on Investments	-	-	-	-	3,974

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	5,020
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	117

Net Gain (Loss) on Investment	-	-	-	-	5,137

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	5,148

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(65,874)

Total Increase (Decrease) in Net Assets	-	-	-	-	(60,726)

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Europe 30 Subaccount

Net Assets as of December 31, 2018:	$-	$51,027	$-	$14,579	$-

Investment Income:
Reinvested Dividends	-	156	-	58	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	264	-	137	10

Net Investment Income (Loss)	-	(108)	-	(79)	(10)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,014	-	-	-
Realized Gain (Loss) on Investments	-	(82)	-	(1,248)	637

Net Realized Capital Gains (Losses) on Investments	-	932	-	(1,248)	637
Net Change in Unrealized Appreciation (Depreciation)	-	13,532	-	3,266	-

Net Gain (Loss) on Investment	-	14,464	-	2,018	637

Net Increase (Decrease) in Net Assets Resulting from Operations	-	14,356	-	1,939	627

Increase (Decrease) in Net Assets from Contract Transactions	-	(626)	-	50,504	(627)

Total Increase (Decrease) in Net Assets	-	13,730	-	52,443	-

Net Assets as of December 31, 2019:	$-	$64,757	$-	$67,022	$-

Investment Income:
Reinvested Dividends	-	34	-	99	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	193	-	127	-

Net Investment Income (Loss)	-	(159)	-	(28)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,899	-	-	-
Realized Gain (Loss) on Investments	-	(3,339)	-	5,217	-

Net Realized Capital Gains (Losses) on Investments	-	(1,440)	-	5,217	-
Net Change in Unrealized Appreciation (Depreciation)	-	3,591	-	50	-

Net Gain (Loss) on Investment	-	2,151	-	5,267	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,992	-	5,239	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(22,506)	-	(67,811)	-

Total Increase (Decrease) in Net Assets	-	(20,514)	-	(62,572)	-

Net Assets as of December 31, 2020:	$-	$44,243	$-	$4,450	$-

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2018:	$-	$-	$587,859	$-	$1,863

Investment Income:
Reinvested Dividends	-	-	3,562	-	3
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4	-	2,072	-	17

Net Investment Income (Loss)	(4)	-	1,490	-	(14)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	127

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	127
Net Change in Unrealized Appreciation (Depreciation)	411	-	-	-	239

Net Gain (Loss) on Investment	411	-	-	-	366

Net Increase (Decrease) in Net Assets Resulting from Operations	407	-	1,490	-	352

Increase (Decrease) in Net Assets from Contract Transactions	80,000	-	(224,335)	-	(2,215)

Total Increase (Decrease) in Net Assets	80,407	-	(222,845)	-	(1,863)

Net Assets as of December 31, 2019:	$80,407	$-	$365,014	$-	$-

Investment Income:
Reinvested Dividends	-	-	122	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2	-	450	-	3

Net Investment Income (Loss)	(2)	-	(328)	-	(3)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	137	-	-	-	405

Net Realized Capital Gains (Losses) on Investments	137	-	-	-	405
Net Change in Unrealized Appreciation (Depreciation)	(411)	-	-	-	-

Net Gain (Loss) on Investment	(274)	-	-	-	405

Net Increase (Decrease) in Net Assets Resulting from Operations	(276)	-	(328)	-	402

Increase (Decrease) in Net Assets from Contract Transactions	(80,131)	-	(364,686)	-	(402)

Total Increase (Decrease) in Net Assets	(80,407)	-	(365,014)	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount

Net Assets as of December 31, 2018:	$4,160	$23,072	$-	$-	$-

Investment Income:
Reinvested Dividends	24	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37	85	-	-	-

Net Investment Income (Loss)	(13)	(85)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(229)	3,840	-	-	-

Net Realized Capital Gains (Losses) on Investments	(229)	3,840	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	298	4,458	-	-	-

Net Gain (Loss) on Investment	69	8,298	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	56	8,213	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(4,216)	13,221	-	-	-

Total Increase (Decrease) in Net Assets	(4,160)	21,434	-	-	-

Net Assets as of December 31, 2019:	$-	$44,506	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6	189	-	-	-

Net Investment Income (Loss)	(6)	(189)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1	3,239	-	-	-
Realized Gain (Loss) on Investments	(1)	9,466	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	12,705	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	689	(3,404)	-	-	-

Net Gain (Loss) on Investment	689	9,301	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	683	9,112	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	15,743	(53,618)	-	-	-

Total Increase (Decrease) in Net Assets	16,426	(44,506)	-	-	-

Net Assets as of December 31, 2020:	$16,426	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ- 100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$10,362

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	53

Net Investment Income (Loss)	-	-	-	-	(53)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	(2)

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	(2)
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	2,431

Net Gain (Loss) on Investment	-	-	-	-	2,429

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	2,376

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(127)

Total Increase (Decrease) in Net Assets	-	-	-	-	2,249

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$12,611

Investment Income:
Reinvested Dividends	-	-	-	-	4
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	35

Net Investment Income (Loss)	-	-	-	-	(31)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	271
Realized Gain (Loss) on Investments	-	-	-	-	(730)

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	(459)
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	621

Net Gain (Loss) on Investment	-	-	-	-	162

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	131

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(4,050)

Total Increase (Decrease) in Net Assets	-	-	-	-	(3,919)

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$8,692

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	40	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6	-	19	-	-

Net Investment Income (Loss)	(6)	-	21	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(253)	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	(253)	-	-
Net Change in Unrealized Appreciation (Depreciation)	75	-	-	-	-

Net Gain (Loss) on Investment	75	-	(253)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	69	-	(232)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	60,849	-	232	-	-

Total Increase (Decrease) in Net Assets	60,918	-	-	-	-

Net Assets as of December 31, 2019:	$60,918	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58	-	-	-	-

Net Investment Income (Loss)	(58)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(2,026)	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	(2,026)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	3,668	-	1	-	-

Net Gain (Loss) on Investment	1,642	-	1	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,584	-	1	-	-

Increase (Decrease) in Net Assets from Contract Transactions	5,641	-	(1)	-	-

Total Increase (Decrease) in Net Assets	7,225	-	-	-	-

Net Assets as of December 31, 2020:	$68,143	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount

Net Assets as of December 31, 2018:	$97,116	$30,069	$-	$4,986	$-

Investment Income:
Reinvested Dividends	5,580	-	-	35	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	434	88	69	29	12

Net Investment Income (Loss)	5,146	(88)	(69)	6	(12)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(549)	3,230	1,129	-	-

Net Realized Capital Gains (Losses) on Investments	(549)	3,230	1,129	-	-
Net Change in Unrealized Appreciation (Depreciation)	7,734	2,546	-	1,204	-

Net Gain (Loss) on Investment	7,185	5,776	1,129	1,204	-

Net Increase (Decrease) in Net Assets Resulting from Operations	12,331	5,688	1,060	1,210	(12)

Increase (Decrease) in Net Assets from Contract Transactions	(12,793)	(35,757)	(1,060)	-	12

Total Increase (Decrease) in Net Assets	(462)	(30,069)	-	1,210	-

Net Assets as of December 31, 2019:	$96,654	$-	$-	$6,196	$-

Investment Income:
Reinvested Dividends	3,616	-	-	647	191
Investment Expense:
Mortality and Expense Risk and Administrative Charges	221	-	-	28	1,619

Net Investment Income (Loss)	3,395	-	-	619	(1,428)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	393	-
Realized Gain (Loss) on Investments	(8,241)	-	-	(3)	-

Net Realized Capital Gains (Losses) on Investments	(8,241)	-	-	390	-
Net Change in Unrealized Appreciation (Depreciation)	6,458	-	-	(1,072)	-

Net Gain (Loss) on Investment	(1,783)	-	-	(682)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,612	-	-	(63)	(1,428)

Increase (Decrease) in Net Assets from Contract Transactions	(35,407)	-	-	1	444,901

Total Increase (Decrease) in Net Assets	(33,795)	-	-	(62)	443,473

Net Assets as of December 31, 2020:	$62,859	$-	$-	$6,134	$443,473

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA International Growth Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$-	$-	$5,034	$-	$51,142

Investment Income:
Reinvested Dividends	-	-	80	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	46	-	414

Net Investment Income (Loss)	-	-	34	-	(414)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	977	-	7,658
Realized Gain (Loss) on Investments	-	-	592	-	6,759

Net Realized Capital Gains (Losses) on Investments	-	-	1,569	-	14,417
Net Change in Unrealized Appreciation (Depreciation)	-	-	1,107	-	6,928

Net Gain (Loss) on Investment	-	-	2,676	-	21,345

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	2,710	-	20,931

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(3,588)	-	(56,648)

Total Increase (Decrease) in Net Assets	-	-	(878)	-	(35,717)

Net Assets as of December 31, 2019:	$-	$-	$4,156	$-	$15,425

Investment Income:
Reinvested Dividends	-	-	85	-	26
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	24	-	230

Net Investment Income (Loss)	-	-	61	-	(204)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	5,595
Realized Gain (Loss) on Investments	-	-	(44)	-	(3,774)

Net Realized Capital Gains (Losses) on Investments	-	-	(44)	-	1,821
Net Change in Unrealized Appreciation (Depreciation)	-	-	1,531	-	1,665

Net Gain (Loss) on Investment	-	-	1,487	-	3,486

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	1,548	-	3,282

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(717)	-	94,404

Total Increase (Decrease) in Net Assets	-	-	831	-	97,686

Net Assets as of December 31, 2020:	$-	$-	$4,987	$-	$113,111

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Managed Risk - Balanced ETF Initial Class Subaccount	TA Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2018:	$-	$-	$31,349	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53	-	86	-	-

Net Investment Income (Loss)	(53)	-	(86)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	1,028	-	2,171	-	-

Net Realized Capital Gains (Losses) on Investments	1,028	-	2,171	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	38	-	-

Net Gain (Loss) on Investment	1,028	-	2,209	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	975	-	2,123	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(975)	-	(33,472)	-	-

Total Increase (Decrease) in Net Assets	-	-	(31,349)	-	-

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-

Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Managed Risk - Growth ETF Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount

Net Assets as of December 31, 2018:	$-	$6,788	$21,441	$-	$-

Investment Income:
Reinvested Dividends	-	-	346	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	105	119	-	-

Net Investment Income (Loss)	-	(105)	227	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,240	1,543	-	-
Realized Gain (Loss) on Investments	-	(4,250)	17	-	-

Net Realized Capital Gains (Losses) on Investments	-	(10)	1,560	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	2,660	2,694	-	-

Net Gain (Loss) on Investment	-	2,650	4,254	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	2,545	4,481	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	14,932	(2)	-	-

Total Increase (Decrease) in Net Assets	-	17,477	4,479	-	-

Net Assets as of December 31, 2019:	$-	$24,265	$25,920	$-	$-

Investment Income:
Reinvested Dividends	-	-	367	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	134	133	-	-

Net Investment Income (Loss)	-	(134)	234	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,375	1,110	-	-
Realized Gain (Loss) on Investments	-	23,558	24	-	-

Net Realized Capital Gains (Losses) on Investments	-	24,933	1,134	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	(1,520)	2,528	-	-

Net Gain (Loss) on Investment	-	23,413	3,662	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	23,279	3,896	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(47,544)	(1)	-	-

Total Increase (Decrease) in Net Assets	-	(24,265)	3,895	-	-

Net Assets as of December 31, 2020:	$-	$-	$29,815	$-	$-

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Service Class Subaccount	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount

Net Assets as of December 31, 2018:	$-	$51,374	$-	$-	$17,357

Investment Income:
Reinvested Dividends	-	784	-	-	119
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	263	-	-	51

Net Investment Income (Loss)	-	521	-	-	68

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	1,270
Realized Gain (Loss) on Investments	-	471	-	-	(1,823)

Net Realized Capital Gains (Losses) on Investments	-	471	-	-	(553)
Net Change in Unrealized Appreciation (Depreciation)	-	(491)	-	-	1,924

Net Gain (Loss) on Investment	-	(20)	-	-	1,371

Net Increase (Decrease) in Net Assets Resulting from Operations	-	501	-	-	1,439

Increase (Decrease) in Net Assets from Contract Transactions	-	(26,011)	-	-	(16,167)

Total Increase (Decrease) in Net Assets	-	(25,510)	-	-	(14,728)

Net Assets as of December 31, 2019:	$-	$25,864	$-	$-	$2,629

Investment Income:
Reinvested Dividends	-	5,601	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	438	-	-	8

Net Investment Income (Loss)	-	5,163	-	-	(8)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	614	-	-	-
Realized Gain (Loss) on Investments	-	169	-	-	(170)

Net Realized Capital Gains (Losses) on Investments	-	783	-	-	(170)
Net Change in Unrealized Appreciation (Depreciation)	-	371	-	-	536

Net Gain (Loss) on Investment	-	1,154	-	-	366

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,317	-	-	358

Increase (Decrease) in Net Assets from Contract Transactions	-	(3,363)	-	-	15,562

Total Increase (Decrease) in Net Assets	-	2,954	-	-	15,920

Net Assets as of December 31, 2020:	$-	$28,818	$-	$-	$18,549

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA T. Rowe Price Small Cap Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$5,288	$23,235

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58	145

Net Investment Income (Loss)	(58)	(145)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,443	3,866
Realized Gain (Loss) on Investments	(7,692)	1,743

Net Realized Capital Gains (Losses) on Investments	(1,249)	5,609
Net Change in Unrealized Appreciation (Depreciation)	1,257	3,779

Net Gain (Loss) on Investment	8	9,388

Net Increase (Decrease) in Net Assets Resulting from Operations	(50)	9,243

Increase (Decrease) in Net Assets from Contract Transactions	29,038	13,890

Total Increase (Decrease) in Net Assets	28,988	23,133

Net Assets as of December 31, 2019:	$34,276	$46,368

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	241	75

Net Investment Income (Loss)	(241)	(75)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,745	-
Realized Gain (Loss) on Investments	(21,951)	(1,128)

Net Realized Capital Gains (Losses) on Investments	(19,206)	(1,128)
Net Change in Unrealized Appreciation (Depreciation)	12,009	(2,742)

Net Gain (Loss) on Investment	(7,197)	(3,870)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,438)	(3,945)

Increase (Decrease) in Net Assets from Contract Transactions	108,482	(42,423)

Total Increase (Decrease) in Net Assets	101,044	(46,368)

Net Assets as of December 31, 2020:	$135,320	$-

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA AA (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC). The Separate Account was formerly a segregated investment account of Transamerica Premier Life Insurance Company (TPLIC). Effective October 1, 2020, TPLIC merged into TLIC. The merger did not affect the assets or liabilities of the Separate Account. TLIC is an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica WRL Freedom Advisor.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
Access One Trust	Access One Trust
Access VP High Yield	Access VP High Yield Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap

16

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Growth Service Class	Transamerica International Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Managed Risk - Balanced ETF Initial Class	Transamerica Managed Risk - Balanced ETF VP Initial Class
TA Managed Risk - Growth ETF Initial Class	Transamerica Managed Risk - Growth ETF VP Initial Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Service Class	TA Greystone International Growth Service Class

17

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

18

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$-	$-
Access VP High Yield	-	-
Fidelity® VIP Index 500 Service Class 2	-	-
Franklin Allocation Class 4 Shares	-	-
ProFund VP Asia 30	48,319	113,137
ProFund VP Basic Materials	-	-
ProFund VP Bull	1,934	22,701
ProFund VP Consumer Services	-	-
ProFund VP Emerging Markets	47,074	114,911
ProFund VP Europe 30	-	-
ProFund VP Falling U.S. Dollar	-	80,133
ProFund VP Financials	-	-
ProFund VP Government Money Market	135,117	500,120
ProFund VP International	-	-
ProFund VP Japan	8,761	9,166
ProFund VP Mid-Cap	15,745	6
ProFund VP NASDAQ-100	40,347	90,915
ProFund VP Oil & Gas	-	-
ProFund VP Pharmaceuticals	-	-
ProFund VP Precious Metals	-	-
ProFund VP Short Emerging Markets	-	-
ProFund VP Short International	-	-
ProFund VP Short NASDAQ-100	-	-
ProFund VP Short Small-Cap	-	-
ProFund VP Small-Cap	276	4,088
ProFund VP Small-Cap Value	72,059	66,476
ProFund VP Telecommunications	-	-
ProFund VP U.S. Government Plus	-	-
ProFund VP UltraSmall-Cap	-	-
ProFund VP Utilities	-	-
TA Aegon High Yield Bond Service Class	109,154	141,167
TA Aegon Sustainable Equity Income Service Class	-	-
TA Aegon U.S. Government Securities Service Class	-	-
TA BlackRock Global Real Estate Securities Service Class	1,041	28
TA BlackRock Government Money Market Service Class	445,079	1,619
TA BlackRock iShares Edge 40 Service Class	-	-

19

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock Tactical Allocation Service Class	$-	$-
TA International Growth Service Class	10,317	10,974
TA Janus Balanced Service Class	-	-
TA Janus Mid-Cap Growth Service Class	192,361	92,565
TA JPMorgan Core Bond Service Class	-	-
TA JPMorgan Enhanced Index Service Class	-	-
TA JPMorgan Tactical Allocation Service Class	-	-
TA Managed Risk - Balanced ETF Initial Class	-	-
TA Managed Risk - Growth ETF Initial Class	-	-
TA Managed Risk - Growth ETF Service Class	-	-
TA Morgan Stanley Capital Growth Service Class	61,675	107,979
TA Multi-Managed Balanced Service Class	1,477	134
TA PIMCO Tactical - Balanced Service Class	-	-
TA PIMCO Tactical - Conservative Service Class	-	-
TA PIMCO Tactical - Growth Service Class	-	-
TA PIMCO Total Return Service Class	214,017	211,602
TA QS Investors Active Asset Allocation - Conservative Service Class	-	-
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	-	-
TA Small/Mid Cap Value Service Class	17,893	2,340
TA T. Rowe Price Small Cap Service Class	215,368	104,380
TA WMC US Growth Service Class	12,500	54,999

20

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Balanced Wealth Strategy Class B Shares	-	-	-	-	-	-
Access VP High Yield	-	-	-	12,309	(12,309)	-
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-
Franklin Allocation Class 4 Shares	-	-	-	-	-	-
ProFund VP Asia 30	59,262	(132,899)	(73,637)	141,288	(78,321)	62,967
ProFund VP Basic Materials	-	-	-	-	-	-
ProFund VP Bull	-	(12,925)	(12,925)	-	(348)	(348)
ProFund VP Consumer Services	-	-	-	-	-	-
ProFund VP Emerging Markets	68,168	(151,357)	(83,189)	164,823	(100,658)	64,165
ProFund VP Europe 30	-	-	-	23,177	(23,177)	-
ProFund VP Falling U.S. Dollar	-	(127,038)	(127,038)	127,038	-	127,038
ProFund VP Financials	-	-	-	-	-	-
ProFund VP Government Money Market	138,885	(513,943)	(375,058)	77,487	(310,106)	(232,619)
ProFund VP International	-	-	-	-	-	-
ProFund VP Japan	10,350	(10,350)	-	28,435	(30,526)	(2,091)
ProFund VP Mid-Cap	7,569	-	7,569	27,825	(30,445)	(2,620)
ProFund VP NASDAQ-100	9,379	(22,537)	(13,158)	21,694	(17,835)	3,859
ProFund VP Oil & Gas	-	-	-	-	-	-
ProFund VP Pharmaceuticals	-	-	-	-	-	-
ProFund VP Precious Metals	-	-	-	-	-	-
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	-	-	-	-	-	-
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	-	(2,774)	(2,774)	-	(75)	(75)
ProFund VP Small-Cap Value	38,580	(35,103)	3,477	31,030	-	31,030
ProFund VP Telecommunications	-	-	-	-	-	-

21

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
ProFund VP U.S. Government Plus	-	-	-	17,037	(17,037)	-
ProFund VP UltraSmall-Cap	-	-	-	-	-	-
ProFund VP Utilities	-	-	-	-	-	-
TA Aegon High Yield Bond Service Class	54,973	(72,988)	(18,015)	-	(6,743)	(6,743)
TA Aegon Sustainable Equity Income Service Class	-	-	-	53,314	(74,635)	(21,321)
TA Aegon U.S. Government Securities Service Class	-	-	-	24,145	(24,145)	-
TA BlackRock Global Real Estate Securities Service Class	-	-	-	-	-	-
TA BlackRock Government Money Market Service Class	444,161	-	444,161	58,309	(58,309)	-
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-
TA International Growth Service Class	9,817	(9,817)	-	39,625	(41,242)	(1,617)
TA Janus Balanced Service Class	-	-	-	-	-	-
TA Janus Mid-Cap Growth Service Class	76,178	(41,059)	35,119	99,277	(122,968)	(23,691)
TA JPMorgan Core Bond Service Class	-	-	-	18,801	(18,801)	-
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-
TA JPMorgan Tactical Allocation Service Class	-	-	-	58,353	(82,736)	(24,383)
TA Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Service Class	-	-	-	-	-	-
TA Morgan Stanley Capital Growth Service Class	13,976	(21,422)	(7,446)	20,961	(16,090)	4,871
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-
TA PIMCO Tactical - Balanced Service Class	-	-	-	-	-	-
TA PIMCO Tactical - Conservative Service Class	-	-	-	-	-	-
TA PIMCO Tactical - Growth Service Class	-	-	-	-	-	-
TA PIMCO Total Return Service Class	129,759	(129,046)	713	154,579	(173,615)	(19,036)
TA QS Investors Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-

22

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-
TA Small/Mid Cap Value Service Class	7,720	(1,126)	6,594	26,089	(34,242)	(8,153)
TA T. Rowe Price Small Cap Service Class	64,223	(40,368)	23,855	31,629	(23,061)	8,568
TA WMC US Growth Service Class	5,233	(25,097)	(19,864)	40,087	(34,088)	5,999

23

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	in Dollars	to/from in Dollars	(Decrease)
AB Balanced Wealth Strategy Class B Shares	$-	$-	$-	$-	$-	$-
Access VP High Yield	-	-	-	23,485	(24,326)	(841)
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-
Franklin Allocation Class 4 Shares	-	-	-	-	-	-
ProFund VP Asia 30	47,161	(113,035)	(65,874)	109,595	(58,002)	51,593
ProFund VP Basic Materials	-	-	-	-	-	-
ProFund VP Bull	-	(22,506)	(22,506)	-	(626)	(626)
ProFund VP Consumer Services	-	-	-	-	-	-
ProFund VP Emerging Markets	46,977	(114,788)	(67,811)	117,709	(67,205)	50,504
ProFund VP Europe 30	-	-	-	20,320	(20,947)	(627)
ProFund VP Falling U.S. Dollar	-	(80,131)	(80,131)	80,000	-	80,000
ProFund VP Financials	-	-	-	-	-	-
ProFund VP Government Money Market	135,004	(499,690)	(364,686)	75,199	(299,534)	(224,335)
ProFund VP International	-	-	-	-	-	-
ProFund VP Japan	8,761	(9,163)	(402)	29,742	(31,957)	(2,215)
ProFund VP Mid-Cap	15,743	-	15,743	52,062	(56,278)	(4,216)
ProFund VP NASDAQ-100	37,113	(90,731)	(53,618)	65,633	(52,412)	13,221
ProFund VP Oil & Gas	-	-	-	-	-	-
ProFund VP Pharmaceuticals	-	-	-	-	-	-
ProFund VP Precious Metals	-	-	-	-	-	-
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	-	-	-	-	-	-
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	-	(4,050)	(4,050)	-	(127)	(127)
ProFund VP Small-Cap Value	72,059	(66,418)	5,641	60,850	(1)	60,849
ProFund VP Telecommunications	-	-	-	-	-	-

24

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	in Dollars	to/from in Dollars	(Decrease)
ProFund VP U.S. Government Plus	$-	$(1)	$(1)	$30,188	$(29,956)	$232
ProFund VP UltraSmall-Cap	-	-	-	-	-	-
ProFund VP Utilities	-	-	-	-	-	-
TA Aegon High Yield Bond Service Class	105,538	(140,945)	(35,407)	-	(12,793)	(12,793)
TA Aegon Sustainable Equity Income Service Class	-	-	-	85,802	(121,559)	(35,757)
TA Aegon U.S. Government Securities Service Class	-	-	-	31,432	(32,492)	(1,060)
TA BlackRock Global Real Estate Securities Service Class	-	1	1	-	-	-
TA BlackRock Government Money Market Service Class	444,887	14	444,901	57,809	(57,797)	12
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-
TA International Growth Service Class	10,232	(10,949)	(717)	50,062	(53,650)	(3,588)
TA Janus Balanced Service Class	-	-	-	-	-	-
TA Janus Mid-Cap Growth Service Class	186,746	(92,342)	94,404	202,680	(259,328)	(56,648)
TA JPMorgan Core Bond Service Class	-	-	-	27,421	(28,396)	(975)
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-
TA JPMorgan Tactical Allocation Service Class	-	-	-	80,346	(113,818)	(33,472)
TA Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Service Class	-	-	-	-	-	-
TA Morgan Stanley Capital Growth Service Class	60,303	(107,847)	(47,544)	67,511	(52,579)	14,932
TA Multi-Managed Balanced Service Class	-	(1)	(1)	-	(2)	(2)
TA PIMCO Tactical - Balanced Service Class	-	-	-	-	-	-
TA PIMCO Tactical - Conservative Service Class	-	-	-	-	-	-
TA PIMCO Tactical - Growth Service Class	-	-	-	-	-	-
TA PIMCO Total Return Service Class	207,814	(211,177)	(3,363)	237,161	(263,172)	(26,011)
TA QS Investors Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-

25

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	in Dollars	to/from in Dollars	(Decrease)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	$-	$-	$-	$-	$-	$-
TA Small/Mid Cap Value Service Class	17,893	(2,331)	15,562	56,889	(73,056)	(16,167)
TA T. Rowe Price Small Cap Service Class	212,636	(104,154)	108,482	96,878	(67,840)	29,038
TA WMC US Growth Service Class	12,502	(54,925)	(42,423)	82,891	(69,001)	13,890

26

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Balanced Wealth Strategy Class B Shares
12/31/2020	-	$2.61	to	$12.80	$-	-%	0.65%	to	1.95%	8.55%	to	7.16%
12/31/2019	-	2.40	to	11.95	-	-	0.65	to	1.95	17.44	to	15.94
12/31/2018	-	2.05	to	10.30	-	-	0.65	to	1.95	(7.02)	to	(8.21)
12/31/2017	-	2.20	to	11.23	-	-	0.65	to	1.95	14.88	to	14.42
12/31/2016	-	1.91	to	1.85	-	-	0.65	to	1.05	3.77	to	3.36

Access VP High Yield
12/31/2020	-	2.07	to	10.86	-	-	0.45	to	1.75	(0.51)	to	(1.78)
12/31/2019	-	2.08	to	11.06	-	6.76	0.45	to	1.75	11.93	to	10.50
12/31/2018	-	1.86	to	10.01	-	2.40	0.45	to	1.75	(1.06)	to	(2.33)
12/31/2017	-	1.88	to	10.25	-	-	0.45	to	1.75	4.33	to	3.91
12/31/2016	-	1.80	to	1.74	-	3.28	0.45	to	0.85	8.51	to	8.08

Fidelity® VIP Index 500 Service Class 2
12/31/2020	-	2.91	to	16.44	-	-	0.45	to	1.75	17.42	to	15.92
12/31/2019	-	2.48	to	14.18	-	-	0.45	to	1.75	30.43	to	28.77
12/31/2018	-	1.90	to	11.01	-	-	0.45	to	1.75	(5.16)	to	(6.38)
12/31/2017	-	2.00	to	11.77	-	-	0.45	to	1.75	20.86	to	20.39
12/31/2016	-	1.66	to	1.60	-	-	0.45	to	0.85	11.08	to	10.64

Franklin Allocation Class 4 Shares
12/31/2020	-	2.72	to	12.37	-	-	0.60	to	1.90	11.08	to	9.67
12/31/2019	-	2.45	to	11.28	-	-	0.60	to	1.90	18.85	to	17.33
12/31/2018	-	2.06	to	9.62	-	-	0.60	to	1.90	(10.12)	to	(11.28)
12/31/2017	-	2.30	to	10.84	-	-	0.60	to	1.90	11.11	to	10.68
12/31/2016	-	2.07	to	2.00	-	-	0.60	to	1.00	12.25	to	11.81

ProFund VP Asia 30
12/31/2020	-	1.12	to	16.92	-	0.54	0.45	to	1.75	34.94	to	33.22
12/31/2019	73,637	0.83	to	12.70	60,726	0.09	0.45	to	1.75	25.74	to	24.13
12/31/2018	10,670	0.66	to	10.23	6,983	0.18	0.45	to	1.75	(18.96)	to	(20.00)
12/31/2017	63,405	0.81	to	12.79	51,144	-	0.45	to	1.75	32.28	to	31.76
12/31/2016	19,969	0.61	to	0.59	12,150	-	0.45	to	0.85	0.19	to	(0.21)

ProFund VP Basic Materials
12/31/2020	-	1.47	to	12.66	-	-	0.45	to	1.75	15.96	to	14.48
12/31/2019	-	1.27	to	11.06	-	-	0.45	to	1.75	17.19	to	15.69
12/31/2018	-	1.08	to	9.56	-	-	0.45	to	1.75	(18.03)	to	(19.08)
12/31/2017	30,819	1.32	to	11.81	40,633	-	0.45	to	1.75	22.41	to	21.92
12/31/2016	-	1.08	to	1.04	-	-	0.45	to	0.85	17.96	to	17.49

ProFund VP Bull
12/31/2020	18,711	2.36	to	15.42	44,243	0.08	0.45	to	1.75	15.51	to	14.04
12/31/2019	31,636	2.05	to	13.52	64,757	0.27	0.45	to	1.75	28.30	to	26.66
12/31/2018	31,984	1.60	to	10.67	51,027	-	0.45	to	1.75	(6.57)	to	(7.77)
12/31/2017	32,335	1.71	to	11.57	55,214	-	0.45	to	1.75	18.81	to	18.34
12/31/2016	64,807	1.44	to	1.39	93,035	-	0.45	to	0.85	9.17	to	8.74

ProFund VP Consumer Services
12/31/2020	-	3.98	to	17.53	-	-	0.45	to	1.75	27.77	to	26.14
12/31/2019	-	3.12	to	13.90	-	-	0.45	to	1.75	24.08	to	22.50
12/31/2018	-	2.51	to	11.35	-	-	0.45	to	1.75	0.16	to	(1.12)
12/31/2017	-	2.51	to	11.47	-	-	0.45	to	1.75	17.84	to	17.37
12/31/2016	-	2.13	to	2.05	-	-	0.45	to	0.85	3.72	to	3.31

27

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Emerging Markets
12/31/2020	4,637	$0.97	to	$16.17	$4,450	0.38%	0.45%	to	1.75%	26.15%	to	24.54%
12/31/2019	87,826	0.77	to	12.98	67,022	0.20	0.45	to	1.75	23.68	to	22.10
12/31/2018	23,661	0.62	to	10.63	14,579	0.10	0.45	to	1.75	(15.65)	to	(16.73)
12/31/2017	75,035	0.73	to	12.77	54,721	0.09	0.45	to	1.75	32.66	to	32.14
12/31/2016	27,078	0.55	to	0.53	14,859	0.33	0.45	to	0.85	10.51	to	10.07

ProFund VP Europe 30
12/31/2020	-	0.85	to	10.10	-	-	0.45	to	1.75	(9.64)	to	(10.79)
12/31/2019	-	0.94	to	11.32	-	-	0.45	to	1.75	17.26	to	15.76
12/31/2018	-	0.80	to	9.78	-	-	0.45	to	1.75	(14.51)	to	(15.61)
12/31/2017	-	0.94	to	11.59	-	3.32	0.45	to	1.75	19.18	to	18.70
12/31/2016	-	0.79	to	0.76	-	-	0.45	to	0.85	7.33	to	6.90

ProFund VP Falling U.S. Dollar
12/31/2020	-	0.66	to	9.73	-	-	0.45	to	1.75	4.34	to	3.00
12/31/2019	127,038	0.63	to	9.45	80,407	-	0.45	to	1.75	(2.78)	to	(4.02)
12/31/2018	-	0.65	to	9.85	-	-	0.45	to	1.75	(6.73)	to	(7.93)
12/31/2017	320,816	0.70	to	10.69	223,937	-	0.45	to	1.75	7.97	to	7.55
12/31/2016	-	0.65	to	0.62	-	-	0.45	to	0.85	(6.28)	to	(6.65)

ProFund VP Financials
12/31/2020	-	1.29	to	12.40	-	-	0.45	to	1.75	(2.21)	to	(3.46)
12/31/2019	-	1.32	to	12.84	-	-	0.45	to	1.75	29.69	to	28.03
12/31/2018	-	1.02	to	10.03	-	-	0.45	to	1.75	(10.83)	to	(11.98)
12/31/2017	-	1.14	to	11.40	-	-	0.45	to	1.75	17.66	to	17.20
12/31/2016	-	0.97	to	0.93	-	-	0.45	to	0.85	14.81	to	14.35

ProFund VP Government Money Market
12/31/2020	-	0.97	to	9.45	-	0.13	0.45	to	1.75	(0.40)	to	(1.68)
12/31/2019	375,058	0.97	to	9.61	365,014	0.78	0.45	to	1.75	0.32	to	(0.96)
12/31/2018	607,677	0.97	to	9.70	587,859	0.42	0.45	to	1.75	(0.03)	to	(1.32)
12/31/2017	27,547	0.97	to	9.83	26,527	0.02	0.45	to	1.75	(0.42)	to	(0.82)
12/31/2016	446,962	0.97	to	0.94	435,558	0.02	0.45	to	0.85	(0.42)	to	(0.82)

ProFund VP International
12/31/2020	-	0.89	to	11.77	-	-	0.45	to	1.75	4.43	to	3.09
12/31/2019	-	0.85	to	11.42	-	-	0.45	to	1.75	18.74	to	17.22
12/31/2018	-	0.72	to	9.74	-	-	0.45	to	1.75	(16.14)	to	(17.22)
12/31/2017	74,389	0.85	to	11.77	63,307	-	0.45	to	1.75	21.25	to	20.77
12/31/2016	-	0.70	to	0.68	-	-	0.45	to	0.85	(1.37)	to	(1.76)

ProFund VP Japan
12/31/2020	-	1.24	to	13.18	-	-	0.45	to	1.75	15.41	to	13.94
12/31/2019	-	1.07	to	11.57	-	0.08	0.45	to	1.75	19.46	to	17.93
12/31/2018	2,091	0.90	to	9.81	1,863	-	0.45	to	1.75	(12.03)	to	(13.16)
12/31/2017	2,091	1.02	to	11.30	2,119	-	0.45	to	1.75	17.92	to	17.46
12/31/2016	-	0.86	to	0.83	-	-	0.45	to	0.85	(0.04)	to	(0.43)

ProFund VP Mid-Cap
12/31/2020	7,569	2.18	to	12.36	16,426	0.00	0.45	to	1.75	10.26	to	8.86
12/31/2019	-	1.97	to	11.35	-	0.30	0.45	to	1.75	22.97	to	21.40
12/31/2018	2,620	1.61	to	9.35	4,160	-	0.45	to	1.75	(13.25)	to	(14.37)
12/31/2017	-	1.85	to	10.92	-	-	0.45	to	1.75	12.93	to	12.48
12/31/2016	22,313	1.64	to	1.58	36,464	-	0.45	to	0.85	17.66	to	17.19

ProFund VP NASDAQ-100
12/31/2020	-	4.92	to	23.41	-	-	0.45	to	1.75	44.92	to	43.07
12/31/2019	13,158	3.39	to	16.36	44,506	-	0.45	to	1.75	36.09	to	34.35
12/31/2018	9,299	2.49	to	12.18	23,072	-	0.45	to	1.75	(2.31)	to	(3.57)
12/31/2017	-	2.55	to	12.63	-	-	0.45	to	1.75	29.79	to	29.28
12/31/2016	-	1.97	to	1.90	-	-	0.45	to	0.85	4.78	to	4.37

28

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Oil & Gas
12/31/2020	-	$0.50	to	$5.07	$-	-%	0.45%	to	1.75%	(34.75	) %	to	(35.59	) %
12/31/2019	-	0.77	to	7.87	-	-	0.45	to	1.75	8.03		to	6.65
12/31/2018	-	0.71	to	7.38	-	-	0.45	to	1.75	(20.58)		to	(21.60)
12/31/2017	-	0.89	to	9.41	-	-	0.45	to	1.75	(3.61)		to	(3.99)
12/31/2016	-	0.93	to	0.89	-	-	0.45	to	0.85	23.63		to	23.14

ProFund VP Pharmaceuticals
12/31/2020	-	2.37	to	12.18	-	-	0.45	to	1.75	12.01		to	10.58
12/31/2019	-	2.12	to	11.02	-	-	0.45	to	1.75	13.53		to	12.08
12/31/2018	-	1.86	to	9.83	-	-	0.45	to	1.75	(6.62)		to	(7.82)
12/31/2017	-	2.00	to	10.66	-	-	0.45	to	1.75	9.86		to	9.43
12/31/2016	-	1.82	to	1.75	-	-	0.45	to	0.85	(4.16)		to	(4.54)

ProFund VP Precious Metals
12/31/2020	-	0.61	to	14.79	-	-	0.45	to	1.75	23.55		to	21.97
12/31/2019	-	0.49	to	12.13	-	-	0.45	to	1.75	45.33		to	43.47
12/31/2018	-	0.34	to	8.45	-	-	0.45	to	1.75	(13.86)		to	(14.97)
12/31/2017	-	0.39	to	9.94	-	-	0.45	to	1.75	4.81		to	4.39
12/31/2016	-	0.38	to	0.36	-	-	0.45	to	0.85	55.11		to	54.51

ProFund VP Short Emerging Markets
12/31/2020	-	0.21	to	4.19	-	-	0.45	to	1.75	(32.06)		to	(32.93)
12/31/2019	-	0.31	to	6.25	-	-	0.45	to	1.75	(21.35)		to	(22.35)
12/31/2018	-	0.39	to	8.05	-	-	0.45	to	1.75	12.08		to	10.64
12/31/2017	-	0.35	to	7.28	-	-	0.45	to	1.75	(28.16)		to	(28.45)
12/31/2016	-	0.49	to	0.47	-	-	0.45	to	0.85	(16.61)		to	(16.94)

ProFund VP Short International
12/31/2020	-	0.31	to	5.98	-	-	0.45	to	1.75	(17.32)		to	(18.37)
12/31/2019	-	0.37	to	7.32	-	-	0.45	to	1.75	(17.79)		to	(18.84)
12/31/2018	-	0.45	to	9.02	-	-	0.45	to	1.75	14.96		to	13.48
12/31/2017	-	0.39	to	7.95	-	-	0.45	to	1.75	(20.99)		to	(21.30)
12/31/2016	-	0.50	to	0.48	-	-	0.45	to	0.85	(6.32)		to	(6.69)

ProFund VP Short NASDAQ-100
12/31/2020	-	0.07	to	2.83	-	-	0.45	to	1.75	(43.03)		to	(43.76)
12/31/2019	-	0.12	to	5.03	-	-	0.45	to	1.75	(28.38)		to	(29.29)
12/31/2018	-	0.16	to	7.12	-	-	0.45	to	1.75	(3.33)		to	(4.57)
12/31/2017	-	0.17	to	7.46	-	-	0.45	to	1.75	(25.58)		to	(25.87)
12/31/2016	-	0.23	to	0.22	-	-	0.45	to	0.85	(10.46)		to	(10.81)

ProFund VP Short Small-Cap
12/31/2020	-	0.11	to	4.87	-	-	0.45	to	1.75	(32.27)		to	(33.14)
12/31/2019	-	0.16	to	7.29	-	-	0.45	to	1.75	(21.14)		to	(22.15)
12/31/2018	-	0.20	to	9.36	-	-	0.45	to	1.75	9.89		to	8.49
12/31/2017	-	0.19	to	8.63	-	-	0.45	to	1.75	(14.59)		to	(14.92)
12/31/2016	-	0.22	to	0.21	-	-	0.45	to	0.85	(21.95)		to	(22.25)

ProFund VP Small-Cap
12/31/2020	4,016	2.16	to	12.93	8,692	0.06	0.45	to	1.75	16.53		to	15.04
12/31/2019	6,790	1.86	to	11.24	12,611	-	0.45	to	1.75	23.05		to	21.48
12/31/2018	6,865	1.51	to	9.25	10,362	-	0.45	to	1.75	(13.29)		to	(14.40)
12/31/2017	6,940	1.74	to	10.80	12,080	-	0.45	to	1.75	11.92		to	11.48
12/31/2016	7,017	1.56	to	1.50	10,912	-	0.45	to	0.85	19.15		to	18.68

ProFund VP Small-Cap Value
12/31/2020	34,507	1.98	to	10.60	68,143	-	0.45	to	1.75	0.61		to	(0.68)
12/31/2019	31,030	1.97	to	10.67	60,918	-	0.45	to	1.75	22.01		to	20.46
12/31/2018	-	1.61	to	8.86	-	-	0.45	to	1.75	(14.60)		to	(15.70)
12/31/2017	7,132	1.89	to	10.51	13,483	-	0.45	to	1.75	9.22		to	8.79
12/31/2016	67,776	1.73	to	1.67	116,716	-	0.45	to	0.85	28.20		to	27.69

29

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Telecommunications
12/31/2020	-	$1.18	to	$9.03	$-	-%	0.45%	to	1.75%	2.69%	to	1.38%
12/31/2019	-	1.15	to	8.91	-	-	0.45	to	1.75	14.25	to	12.80
12/31/2018	-	1.00	to	7.90	-	-	0.45	to	1.75	(15.49)	to	(16.57)
12/31/2017	-	1.19	to	9.46	-	-	0.45	to	1.75	(2.56)	to	(2.95)
12/31/2016	-	1.22	to	1.18	-	-	0.45	to	0.85	21.11	to	20.63

ProFund VP U.S. Government Plus
12/31/2020	-	2.44	to	13.73	-	-	0.45	to	1.75	20.15	to	18.62
12/31/2019	-	2.03	to	11.58	-	1.15	0.45	to	1.75	17.69	to	16.19
12/31/2018	-	1.72	to	9.96	-	0.80	0.45	to	1.75	(5.85)	to	(7.06)
12/31/2017	-	1.83	to	10.72	-	0.33	0.45	to	1.75	9.00	to	8.57
12/31/2016	18,130	1.68	to	1.62	30,197	-	0.45	to	0.85	(0.75)	to	(1.15)

ProFund VP UltraSmall-Cap
12/31/2020	-	2.23	to	14.00	-	-	0.45	to	1.75	15.87	to	14.39
12/31/2019	-	1.92	to	12.24	-	-	0.45	to	1.75	46.67	to	44.80
12/31/2018	-	1.31	to	8.45	-	-	0.45	to	1.75	(27.28)	to	(28.22)
12/31/2017	-	1.80	to	11.78	-	-	0.45	to	1.75	24.64	to	24.15
12/31/2016	-	1.45	to	1.39	-	-	0.45	to	0.85	38.97	to	38.42

ProFund VP Utilities
12/31/2020	-	1.92	to	12.72	-	-	0.45	to	1.75	(2.84)	to	(4.08)
12/31/2019	-	1.97	to	13.26	-	-	0.45	to	1.75	22.33	to	20.76
12/31/2018	-	1.61	to	10.98	-	-	0.45	to	1.75	2.42	to	1.11
12/31/2017	83,430	1.57	to	10.86	131,401	-	0.45	to	1.75	10.15	to	9.71
12/31/2016	-	1.43	to	1.38	-	-	0.45	to	0.85	14.56	to	14.11

TA Aegon High Yield Bond Service Class
12/31/2020	29,930	2.10	to	11.54	62,859	7.60	0.45	to	1.75	4.21	to	2.88
12/31/2019	47,945	2.02	to	11.22	96,654	5.82	0.45	to	1.75	13.46	to	12.01
12/31/2018	54,688	1.78	to	10.01	97,116	5.80	0.45	to	1.75	(3.15)	to	(4.39)
12/31/2017	77,419	1.84	to	10.47	141,611	7.01	0.45	to	1.75	6.73	to	6.31
12/31/2016	80,449	1.72	to	1.66	137,927	5.99	0.45	to	0.85	14.49	to	14.03

TA Aegon Sustainable Equity Income Service Class
12/31/2020	-	1.60	to	10.73	-	-	0.45	to	1.75	(8.00)	to	(9.18)
12/31/2019	-	1.74	to	11.82	-	-	0.45	to	1.75	23.02	to	21.45
12/31/2018	21,321	1.42	to	9.73	30,069	-	0.45	to	1.75	(12.08)	to	(13.21)
12/31/2017	-	1.61	to	11.21	-	-	0.45	to	1.75	15.61	to	15.15
12/31/2016	10,033	1.39	to	1.34	13,975	0.58	0.45	to	0.85	14.08	to	13.63

TA Aegon U.S. Government Securities Service Class
12/31/2020	-	1.51	to	11.04	-	-	0.45	to	1.75	8.18	to	6.79
12/31/2019	-	1.40	to	10.34	-	-	0.45	to	1.75	5.87	to	4.52
12/31/2018	-	1.32	to	9.89	-	-	0.45	to	1.75	(0.44)	to	(1.72)
12/31/2017	25,279	1.32	to	10.06	33,185	6.22	0.45	to	1.75	1.90	to	1.50
12/31/2016	19,099	1.30	to	1.25	24,638	0.39	0.45	to	0.85	(0.31)	to	(0.70)

TA BlackRock Global Real Estate Securities Service Class
12/31/2020	4,927	1.25	to	11.39	6,134	11.67	0.45	to	1.75	(0.95)	to	(2.22)
12/31/2019	4,927	1.27	to	11.65	6,196	0.61	0.45	to	1.75	24.32	to	22.74
12/31/2018	4,927	1.02	to	9.49	4,986	8.09	0.45	to	1.75	(10.73)	to	(11.88)
12/31/2017	4,927	1.14	to	10.77	5,588	3.25	0.45	to	1.75	10.52	to	10.08
12/31/2016	4,927	1.03	to	0.99	5,059	1.42	0.45	to	0.85	(0.03)	to	(0.43)

TA BlackRock Government Money Market Service Class
12/31/2020	444,161	1.00	to	9.60	443,473	0.05	0.45	to	1.75	(0.20)	to	(1.48)
12/31/2019	-	1.00	to	9.74	-	-	0.45	to	1.75	1.26	to	(0.03)
12/31/2018	-	0.99	to	9.74	-	-	0.45	to	1.75	0.38	to	(0.90)
12/31/2017	-	0.98	to	9.83	-	-	0.45	to	1.75	(0.44)	to	(0.84)
12/31/2016	-	0.99	to	0.95	-	0.01	0.45	to	0.85	(0.44)	to	(0.84)

30

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock iShares Edge 40 Service Class
12/31/2020	-	$1.32	to	$12.23	$-	-%	0.45%	to	1.75%	8.96%	to	7.57%
12/31/2019	-	1.21	to	11.37	-	-	0.45	to	1.75	14.59	to	13.12
12/31/2018	-	1.06	to	10.05	-	-	0.45	to	1.75	(4.86)	to	(6.08)
12/31/2017	-	1.11	to	10.70	-	-	0.45	to	1.75	9.03	to	8.60
12/31/2016	-	1.02	to	0.98	-	-	0.45	to	0.85	1.53	to	1.13

TA BlackRock Tactical Allocation Service Class
12/31/2020	-	1.50	to	13.11	-	-	0.45	to	1.75	12.68	to	11.24
12/31/2019	-	1.33	to	11.78	-	-	0.45	to	1.75	16.53	to	15.04
12/31/2018	-	1.15	to	10.24	-	-	0.45	to	1.75	(4.84)	to	(6.07)
12/31/2017	-	1.20	to	10.91	-	-	0.45	to	1.75	11.18	to	10.74
12/31/2016	-	1.08	to	1.07	-	-	0.45	to	0.85	4.44	to	4.03

TA International Growth Service Class
12/31/2020	3,020	1.66	to	14.80	4,987	1.75	0.45	to	1.75	20.04	to	18.51
12/31/2019	3,020	1.38	to	12.49	4,156	0.84	0.45	to	1.75	26.83	to	25.21
12/31/2018	4,637	1.09	to	9.98	5,034	0.94	0.45	to	1.75	(18.32)	to	(19.37)
12/31/2017	21,685	1.34	to	12.37	28,725	2.15	0.45	to	1.75	26.42	to	25.92
12/31/2016	3,020	1.06	to	1.02	3,178	1.30	0.45	to	0.85	(0.58)	to	(0.97)

TA Janus Balanced Service Class
12/31/2020	-	2.11	to	14.98	-	-	0.45	to	1.75	13.80	to	12.35
12/31/2019	-	1.86	to	13.34	-	-	0.45	to	1.75	21.23	to	19.68
12/31/2018	-	1.53	to	11.14	-	-	0.45	to	1.75	(0.52)	to	(1.79)
12/31/2017	-	1.54	to	11.35	-	-	0.45	to	1.75	16.21	to	15.75
12/31/2016	-	1.32	to	1.29	-	-	0.45	to	0.85	3.65	to	3.24

TA Janus Mid-Cap Growth Service Class
12/31/2020	41,855	2.71	to	18.85	113,111	0.05	0.45	to	1.75	18.40	to	16.89
12/31/2019	6,736	2.29	to	16.13	15,425	-	0.45	to	1.75	35.72	to	33.98
12/31/2018	30,427	1.69	to	12.04	51,142	-	0.45	to	1.75	(1.90)	to	(3.16)
12/31/2017	12,247	1.72	to	12.43	21,017	-	0.45	to	1.75	28.16	to	27.66
12/31/2016	6,961	1.34	to	1.29	9,341	-	0.45	to	0.85	(2.74)	to	(3.12)

TA JPMorgan Core Bond Service Class
12/31/2020	-	1.69	to	11.18	-	-	0.45	to	1.75	6.68	to	5.32
12/31/2019	-	1.58	to	10.61	-	-	0.45	to	1.75	7.77	to	6.39
12/31/2018	-	1.47	to	9.97	-	-	0.45	to	1.75	(0.54)	to	(1.82)
12/31/2017	-	1.48	to	10.16	-	-	0.45	to	1.75	2.96	to	2.55
12/31/2016	21,537	1.43	to	1.38	30,652	1.59	0.45	to	0.85	1.60	to	1.20

TA JPMorgan Enhanced Index Service Class
12/31/2020	-	2.87	to	16.32	-	-	0.45	to	1.75	19.32	to	17.80
12/31/2019	-	2.40	to	13.85	-	-	0.45	to	1.75	30.10	to	28.44
12/31/2018	-	1.85	to	10.78	-	-	0.45	to	1.75	(6.67)	to	(7.87)
12/31/2017	-	1.98	to	11.71	-	-	0.45	to	1.75	20.28	to	19.80
12/31/2016	-	1.65	to	1.59	-	-	0.45	to	0.85	10.62	to	10.19

TA JPMorgan Tactical Allocation Service Class
12/31/2020	-	1.61	to	12.23	-	-	0.45	to	1.75	11.60	to	10.17
12/31/2019	-	1.44	to	11.10	-	-	0.45	to	1.75	11.41	to	9.99
12/31/2018	24,383	1.29	to	10.09	31,349	-	0.45	to	1.75	(3.62)	to	(4.86)
12/31/2017	-	1.34	to	10.61	-	-	0.45	to	1.75	8.02	to	7.59
12/31/2016	-	1.24	to	1.20	-	0.41	0.45	to	0.85	3.73	to	3.32

TA Managed Risk - Balanced ETF Initial Class
12/31/2020	-	1.77	to	12.19	-	-	0.45	to	1.75	4.02	to	2.69
12/31/2019	-	1.70	to	11.87	-	-	0.45	to	1.75	15.40	to	13.93
12/31/2018	-	1.47	to	10.42	-	-	0.45	to	1.75	(4.76)	to	(5.99)
12/31/2017	-	1.55	to	11.08	-	-	0.45	to	1.75	13.21	to	12.76
12/31/2016	-	1.37	to	1.32	-	-	0.45	to	0.85	3.47	to	3.07

31

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Managed Risk - Growth ETF Initial Class
12/31/2020	-	$1.87	to	$12.73	$-	-%	0.45%	to	1.75%	4.05%	to	2.72%
12/31/2019	-	1.79	to	12.39	-	-	0.45	to	1.75	19.20	to	17.68
12/31/2018	-	1.51	to	10.53	-	-	0.45	to	1.75	(7.41)	to	(8.60)
12/31/2017	-	1.63	to	11.52	-	-	0.45	to	1.75	18.25	to	17.79
12/31/2016	-	1.38	to	1.33	-	-	0.45	to	0.85	4.50	to	4.09

TA Managed Risk - Growth ETF Service Class
12/31/2020	-	1.53	to	12.60	-	-	0.45	to	1.75	3.75	to	2.42
12/31/2019	-	1.47	to	12.30	-	-	0.45	to	1.75	18.87	to	17.36
12/31/2018	-	1.24	to	10.48	-	-	0.45	to	1.75	(7.58)	to	(8.76)
12/31/2017	-	1.34	to	11.49	-	-	0.45	to	1.75	17.94	to	17.48
12/31/2016	-	1.13	to	1.12	-	-	0.45	to	0.85	4.20	to	3.79

TA Morgan Stanley Capital Growth Service Class
12/31/2020	-	7.05	to	37.02	-	-	0.45	to	1.75	116.32	to	113.56
12/31/2019	7,446	3.26	to	17.34	24,265	-	0.45	to	1.75	22.92	to	21.35
12/31/2018	2,575	2.65	to	14.29	6,788	-	0.45	to	1.75	5.96	to	4.59
12/31/2017	13,228	2.50	to	13.66	32,990	-	0.45	to	1.75	42.63	to	42.06
12/31/2016	-	1.75	to	1.69	-	-	0.45	to	0.85	(2.94)	to	(3.32)

TA Multi-Managed Balanced Service Class
12/31/2020	12,293	2.44	to	14.21	29,815	1.38	0.45	to	1.75	15.08	to	13.62
12/31/2019	12,293	2.12	to	12.50	25,920	1.44	0.45	to	1.75	20.95	to	19.41
12/31/2018	12,293	1.75	to	10.47	21,441	1.23	0.45	to	1.75	(4.34)	to	(5.57)
12/31/2017	12,293	1.83	to	11.09	22,424	0.76	0.45	to	1.75	13.31	to	12.86
12/31/2016	12,293	1.62	to	1.56	19,800	0.86	0.45	to	0.85	7.16	to	6.73

TA PIMCO Tactical - Balanced Service Class
12/31/2020	-	1.54	to	12.60	-	-	0.45	to	1.75	8.37	to	6.99
12/31/2019	-	1.42	to	11.78	-	-	0.45	to	1.75	19.14	to	17.62
12/31/2018	-	1.19	to	10.01	-	-	0.45	to	1.75	(7.36)	to	(8.55)
12/31/2017	-	1.29	to	10.95	-	-	0.45	to	1.75	11.54	to	11.10
12/31/2016	-	1.15	to	1.12	-	-	0.45	to	0.85	4.91	to	4.49

TA PIMCO Tactical - Conservative Service Class
12/31/2020	-	1.47	to	12.55	-	-	0.45	to	1.75	9.40	to	8.00
12/31/2019	-	1.34	to	11.62	-	-	0.45	to	1.75	17.04	to	15.54
12/31/2018	-	1.14	to	10.05	-	-	0.45	to	1.75	(5.57)	to	(6.79)
12/31/2017	-	1.21	to	10.79	-	-	0.45	to	1.75	9.90	to	9.47
12/31/2016	-	1.10	to	1.07	-	-	0.45	to	0.85	4.51	to	4.09

TA PIMCO Tactical - Growth Service Class
12/31/2020	-	1.52	to	13.00	-	-	0.45	to	1.75	8.60	to	7.21
12/31/2019	-	1.40	to	12.13	-	-	0.45	to	1.75	21.01	to	19.47
12/31/2018	-	1.16	to	10.15	-	-	0.45	to	1.75	(8.10)	to	(9.28)
12/31/2017	-	1.26	to	11.19	-	-	0.45	to	1.75	14.31	to	13.86
12/31/2016	-	1.10	to	1.07	-	-	0.45	to	0.85	4.40	to	3.99

TA PIMCO Total Return Service Class
12/31/2020	17,515	1.65	to	11.24	28,818	6.18	0.45	to	1.75	6.92	to	5.56
12/31/2019	16,802	1.55	to	10.65	25,864	1.41	0.45	to	1.75	7.73	to	6.36
12/31/2018	35,838	1.44	to	10.02	51,374	1.03	0.45	to	1.75	(1.47)	to	(2.73)
12/31/2017	37,484	1.46	to	10.30	54,221	-	0.45	to	1.75	4.18	to	3.77
12/31/2016	21,904	1.40	to	1.35	30,527	1.18	0.45	to	0.85	2.02	to	1.61

TA QS Investors Active Asset Allocation-Conservative Service Class
12/31/2020	-	1.48	to	11.91	-	-	0.45	to	1.75	6.17	to	4.82
12/31/2019	-	1.39	to	11.37	-	-	0.45	to	1.75	10.74	to	9.32
12/31/2018	-	1.26	to	10.40	-	-	0.45	to	1.75	(3.33)	to	(4.57)
12/31/2017	-	1.30	to	10.90	-	-	0.45	to	1.75	11.20	to	10.76
12/31/2016	-	1.17	to	1.14	-	-	0.45	to	0.85	2.19	to	1.79

32

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2020	-	$1.49	to	$11.38	$-	-%	0.45%	to	1.75%	(2.52	) %	to	(3.76	) %
12/31/2019	-	1.53	to	11.82	-	-	0.45	to	1.75	10.86		to	9.44
12/31/2018	-	1.38	to	10.80	-	-	0.45	to	1.75	(6.37)		to	(7.58)
12/31/2017	-	1.47	to	11.69	-	-	0.45	to	1.75	19.77		to	19.29
12/31/2016	-	1.23	to	1.21	-	-	0.45	to	0.85	1.51		to	1.11

TA Small/Mid Cap Value Service Class
12/31/2020	7,720	2.41	to	12.08	18,549	-	0.45	to	1.75	3.27		to	1.96
12/31/2019	1,126	2.33	to	11.85	2,629	1.10	0.45	to	1.75	24.38		to	22.79
12/31/2018	9,279	1.88	to	9.65	17,357	0.45	0.45	to	1.75	(12.04)		to	(13.17)
12/31/2017	4,079	2.13	to	11.11	8,684	0.74	0.45	to	1.75	14.74		to	14.29
12/31/2016	11,497	1.86	to	1.79	21,302	1.04	0.45	to	0.85	20.27		to	19.79

TA T. Rowe Price Small Cap Service Class
12/31/2020	34,609	3.92	to	16.87	135,320	-	0.45	to	1.75	22.75		to	21.18
12/31/2019	10,754	3.20	to	13.92	34,276	-	0.45	to	1.75	31.80		to	30.11
12/31/2018	2,186	2.43	to	10.70	5,288	-	0.45	to	1.75	(7.70)		to	(8.88)
12/31/2017	34,348	2.63	to	11.74	89,935	-	0.45	to	1.75	21.48		to	21.00
12/31/2016	39,097	2.16	to	2.09	84,160	-	0.45	to	0.85	10.51		to	10.07

TA WMC US Growth Service Class
12/31/2020	-	3.19	to	22.60	-	-	0.45	to	1.75	36.32		to	34.59
12/31/2019	19,864	2.34	to	16.79	46,368	-	0.45	to	1.75	39.05		to	37.28
12/31/2018	13,865	1.68	to	12.23	23,235	-	0.45	to	1.75	(0.48)		to	(1.76)
12/31/2017	-	1.69	to	12.45	-	-	0.45	to	1.75	28.29		to	27.78
12/31/2016	-	1.32	to	1.27	-	-	0.45	to	0.85	2.08		to	1.68

(1)	See Footnote 1
*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

33

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.60% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

34

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

35